UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05620

                  Virtus Total Return Fund Inc.

(Exact name of registrant as specified in charter)

101 Munson Street

                         Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

                                     Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end:   November 30

Date of reporting period:   May 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT

May 31, 2022
Virtus Total Return Fund Inc.

Not FDIC Insured • No Bank Guarantee • May Lose Value

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN
The Board of Directors (the “Board,” or the “Directors”) of Virtus Total Return Fund Inc. (the “Fund”) has adopted a Managed Distribution Plan (the “Plan”) which provides for the Fund to make a monthly distribution at the rate of $0.08 per share. Under the terms of the Plan, the Fund seeks to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof.
If the Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
You should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Plan.
The amounts and sources of distributions reported in the Fund’s notices issued pursuant to Section 19(a) of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment results during its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell you how to report distributions for federal income tax purposes.
The Board may amend, suspend or terminate the Plan at any time, without prior notice to shareholders, if it deems such action to be in the best interest of the Fund and its shareholders.
Information on the Fund is available through the closed-end fund section on the web at
www.Virtus.com. Section 19(a) notices are posted on the website at:
https://www.virtus.com/ZTR

Virtus Total Return Fund Inc.

MESSAGE TO SHAREHOLDERS
Dear Virtus Total Return Fund Inc. Shareholder:
I am pleased to present this semiannual report, which reviews the performance of the Virtus Total Return Fund Inc. for the six months ended May 31, 2022.
This report contains commentary from the portfolio management teams at Duff & Phelps Investment Management and Newfleet Asset Management about the financial markets and the performance of the Fund’s equity and fixed income investments, respectively.
During the six-month period, market volatility increased as investors contended with higher inflation, rising interest rates, and efforts by the Federal Reserve (Fed) to tighten monetary policy. Russia’s invasion of Ukraine in late February added to the uncertainty and led to higher energy and food costs. For the six months ended May 31, 2022, the Fund’s net asset value (NAV) returned 3.48%, including $0.48 in reinvested distributions, and its market price returned 4.58%. For the same period, the Fund’s composite benchmark, which consists of 60% FTSE Developed Core Infrastructure 50/50 Index (net) (representing equities) and 40% Bloomberg U.S. Aggregate Bond Index (representing fixed income), returned 2.28%. The underlying indices returned 10.33% for equities and -9.15% for fixed income.
When markets are volatile, it is best to focus on your long-term goals rather than the headlines. Your financial advisor can help. Please call our customer service team at 866-270-7788 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President,Chief Executive Officer, and Director
Virtus Total Return Fund Inc.
July 2022

Refer to the Manager’s Discussion section for your Fund’s performance. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS TOTAL RETURN FUND INC.
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
May 31, 2022
About the Fund:
Virtus Total Return Fund Inc. (NYSE: ZTR) (the “Fund”) has an investment policy to currently target an allocation of its investments to be a balance of approximately 60% equity and 40% fixed income securities. The Fund’s investment objective is capital appreciation, with current income a secondary objective. There is no guarantee that the Fund will achieve its investment objectives.
The use of leverage currently enables the Fund to borrow at short-term rates with the expectation of investing at higher yields on its investments. As of May 31, 2022, the Fund’s leverage consisted of $159.75 million of borrowings made pursuant to margin financing, which represented approximately 27% of the Fund’s total assets.
Duff & Phelps Investment Management Co. (DPIM)
The equity portion of the Fund is invested globally in owners/operators of infrastructure in the communications, utility, energy, and transportation industries (also referred to as “essential services”). DPIM manages the equity portion of the Fund’s portfolio, utilizing its global infrastructure strategy that leverages the company’s in-depth fundamental research expertise in income-producing securities. The following commentary is provided by the portfolio management team at DPIM and covers the Fund’s equity portion for the period ended May 31, 2022.
How did the equity markets perform during the Fund’s fiscal six-month period ended May 31, 2022?
While equity markets rallied to start the fiscal year, performance quickly turned negative, falling 9.25%, as measured by the MSCI World Index (net). Good news about the fading of the Omicron variant of COVID-19 was quickly pushed aside as investors focused on elevated inflation, higher interest rates, and Russia’s invasion of Ukraine. After several weeks of advance warning, the U.S. Federal Reserve (Fed) began raising interest rates in mid-March in an attempt to curb inflation. Bond yields spiked in response, while growth-oriented stock sectors such as technology declined. The Ukraine invasion brought discussion of the potential for a broader regional conflict, humanitarian consequences, a looming energy crisis in Europe, and the implications for political allegiances. A resurgence of the COVID-19 pandemic caused lockdowns in China and raised questions about economic activity, including potential further disruption of the global supply chain.
The benchmark for the equity portion of the Fund, the FTSE Developed Core Infrastructure 50/50 Index (net), displayed its defensive characteristics with a 10.33% gain for the six-month period, significantly outpacing the broader market. The energy infrastructure sector was the best performer, driven by a sharp increase in energy prices. Prices were boosted by supply shortages and concerns that shortages would worsen due to the Russian invasion of Ukraine. Utilities also posted strong performance, mainly due to U.S. electric and gas utilities showing resilience in the face of market volatility.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 8.

VIRTUS TOTAL RETURN FUND INC.
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2022
Within the transportation sector, North American railroads were generally weak, reflecting the uneven pace of supply chain improvements and concerns about a slowing economy. Strong summer bookings for leisure travel in Europe proved supportive of airports, although nervousness around higher energy prices and the impact on earnings started to impact those stocks toward the end of the period. European toll road traffic largely recovered to pre-pandemic volumes during the period, but higher gasoline prices caused some concern. The communications sector performed poorly despite positive fundamental business conditions for wireless towers. Higher interest rates and a shift in investor preferences from growth stocks to value took a toll on tower stocks in the period.
What factors affected the performance of the Fund’s equity portfolio during the fiscal six-month period?
The equity portion of the Fund, including the impact of leverage employed by the Fund, outperformed its equity benchmark for the fiscal six-month period ended May 31, 2022. The portfolio returned 12.45% (before fees and expenses), while the benchmark returned 10.33%.
Overall, sector allocation was positive, while stock selection was negative. Sector allocation benefited from an overweight position in midstream energy, which was partially offset by the negative effect of an overweight position in communications. Underweight positions in transportation and utilities had negligible impacts on allocation. Stock selection was negative across all sectors except energy.
At the security level, the largest positive contributors to relative performance were Sempra Energy and Hong Kong & China Gas. Sempra Energy operates regulated utilities in California and Texas and produces liquefied natural gas (LNG). As Europe looks to wean itself from Russian natural gas, U.S.-sourced LNG represents a natural alternative and is widely expected to experience strong demand. Hong Kong & China Gas, which is in the benchmark but not owned in the portfolio, performed weakly as a result of lower gas sales due to COVID-19 lockdowns; the cancellation of bonus shares, which effectively eliminated dividend growth; and an unexpected equity placement through private equity. Other top contributors to relative performance were CenterPoint Energy, Atmos Energy, and Aena SME.
The two largest detractors from relative performance in the portfolio were Atlantia SpA and NextEra Energy. Atlantia, an underweight position in the portfolio, has been a special situation stock for some time following the collapse of a bridge in Genoa, Italy operated by Atlantia’s motorway unit. In a settlement with the Italian government, the company agreed to sell off its toll road assets in 2021. Most recently, the remaining businesses received a takeover bid from a consortium of investors at a significant premium. NextEra Energy, a premium electric utility and leading provider of renewable energy in North America, traded lower during the period for multiple reasons: the shift of investors from favoring growth stocks to value stocks; the abrupt retirement of NextEra Energy’s charismatic CEO; and concerns around a delay in the deployment of solar projects due to a Department of Commerce investigation into tariff circumvention on solar panels. Rounding out the top five detractors were Cellnex, Enel SpA, and Ørsted A/S.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 8.

VIRTUS TOTAL RETURN FUND INC.
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2022
Newfleet Asset Management (Newfleet)
Newfleet manages the Fund’s fixed income portfolio, utilizing a strategy designed to generate high current income and total return through the application of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across undervalued areas of the fixed income markets. The following commentary is provided by the portfolio management team at Newfleet, and it covers the Fund’s fixed income portfolio for the period ended May 31, 2022.
How did the fixed income markets perform during the Fund’s six-month period ended May 31, 2022?
Volatility returned to global markets during the six-month period. The COVID-19 pandemic remained in the headlines while cases flared and eased. The latest variant, Omicron, proved to be generally less severe, though certain global regions were more impacted than others. China’s zero-COVID policy came under close scrutiny given its potential impact on supply chain disruptions that tend to exacerbate inflation. A secondary market setback occurred as Russia invaded Ukraine late in the first quarter of 2022. The military operation on the ground in Ukraine resulted in another supply shock, this time centered on commodities. The economic impact was characterized by lower growth and higher, more prolonged inflation.
The Federal Reserve (the Fed) and other major central banks shifted to an aggressive inflation-fighting stance in response to inflation readings that remained elevated throughout the period. As expected, the Fed completed its asset purchase program and raised its policy rate for the first time since 2018. In addition, the Fed signaled additional policy rate increases and announced plans to address its $8.9 trillion balance sheet. Market expectations have priced in significant Fed monetary policy tightening over the rest of the year. As a result, the U.S. Treasury yield curve shifted higher and flattened to reflect the shifting monetary policy and domestic economic landscape. This inflicted losses on fixed income assets.
During the six-month period, volatility in the fixed income markets increased due to the more anti-inflation Fed policy and to the Russian invasion of Ukraine. With the spike in U.S. Treasury yields, less interest rate-sensitive sectors, such as high yield bank loans and asset-backed securities, generally outperformed on a total return basis.
During the period, U.S. Treasury rates moved higher, and the shape of the yield curve flattened, with the intermediate to the long end inverting. This occurs when the yields on longer-term investments drop below the yields on shorter-term investments with the same risk profile.
What factors affected the performance of the Fund’s fixed income portfolio during the fiscal six-month period?
The Fund’s fixed income portfolio, including the impact of leverage employed by the Fund, outperformed its fixed income benchmark for the fiscal six-month period ended May 31, 2022. The portfolio returned -8.33% (before fees and expenses), while the Bloomberg U.S. Aggregate Bond Index, which serves as the portfolio’s benchmark, returned -9.15%.
The portfolio’s allocations to high yield bank loans, corporate high yield, and asset-backed securities, as well as its underweight to the corporate high quality sector, had a positive impact on performance for the period.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 8.

VIRTUS TOTAL RETURN FUND INC.
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2022
The portfolio’s underweight to U.S. Treasury securities had a negative impact during the period.
The Fund’s allocations to emerging market high yield and high quality Yankee bonds were detractors during the period.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Foreign Investing: Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Leveraged Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Asset-Backed and Mortgage-Backed Securities: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.
Leverage: When a fund is leveraged, the value of its securities may be more volatile and all other risks may be compounded.
Industry/Sector Concentration: A portfolio that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated portfolio.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 8.

VIRTUS TOTAL RETURN FUND INC.
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2022
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase the impact of volatility.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 8.

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
May 31, 2022
The following tables present the portfolio holdings within certain sectors or countries as a percentage of total investments at May 31, 2022.
Asset Allocations
Common Stocks		65%
Utilities	27%
Industrials	19
Energy	11
All Other Common Stocks	8
Corporate Bonds and Notes		14
Financials	3
Energy	3
Consumer Discretionary	2
All Other Corporate Bonds and Notes	6
Leveraged Loans		6
Mortgage-Backed Securities		5
Asset-Backed Securities		4
U.S. Government Securities		2
Foreign Government Securities		2
Other (includes short-term investment)		2
Total		100%
Country Weightings
United States	68%
Canada	8
Spain	7
Australia	3
Italy	3
United Kingdom	2
France	2
Other	7
Total	100%

VIRTUS TOTAL RETURN FUND INC.
KEY INVESTMENT TERMS (Unaudited)
May 31, 2022
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The central bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
FTSE Developed Core Infrastructure 50/50 Index (net)
The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization-weighted index that gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors. The constituent weights for the index are 50% utilities, 30% transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI World Index (net)
The MSCI World Index (net) is a free float-adjusted market capitalization-weighted index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment-in-Kind (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is

VIRTUS TOTAL RETURN FUND INC.
KEY INVESTMENT TERMS (Unaudited) (Continued)
May 31, 2022
unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Yankee Bond
A Yankee bond is a bond issued by a foreign entity, such as a bank or company, but is issued and traded in the United States and denominated in U.S. dollars.
Yield Curve
A line that plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. This yield curve is used as a benchmark for other debt in the market, such as mortgage rates or bank lending rates. The curve is also used to predict changes in economic output and growth.

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—3.1%
U.S. Treasury Bond 1.875%, 11/15/51	$ 1,145	$ 872
U.S. Treasury Notes
0.125%, 4/30/23	2,100	2,063
2.500%, 4/30/24	3,120	3,119
0.250%, 5/31/25	515	478
0.375%, 7/31/27	1,530	1,350
0.375%, 9/30/27	1,450	1,273
1.375%, 11/15/31	2,540	2,228
1.875%, 2/15/32	2,035	1,865
Total U.S. Government Securities (Identified Cost $13,802)		13,248

Municipal Bonds—0.5%
California—0.1%
University of California, Series B-A, Taxable 4.428%, 5/15/48	290	282
Florida—0.1%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	370	381
Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	355	352
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	85	71
New York—0.1%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	530	594
	Par Value	Value

Texas—0.0%
State of Texas, General Obligation Taxable 3.211%, 4/1/44	$ 110	$ 95
Virginia—0.1%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	565	543
Total Municipal Bonds (Identified Cost $2,433)		2,318

Foreign Government Securities—2.1%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	225	19
RegS 8.250%, 10/13/24(1)(2)	610	52
RegS 7.650%, 4/21/25(1)(2)	830	71
Dominican Republic
144A 4.500%, 1/30/30(3)	240	210
144A 6.000%, 2/22/33(3)	480	444
144A 5.875%, 1/30/60(3)	160	124
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(2)	835	793
Federative Republic of Brazil 3.875%, 6/12/30	210	188
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	295	249
Kingdom of Saudi Arabia 144A 4.500%, 10/26/46(3)	640	618
Oman Government International Bond 144A 7.375%, 10/28/32(3)	670	741
Republic of Angola 144A 8.250%, 5/9/28(3)	465	447
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Republic of Argentina 2.500%, 7/9/41(4)	$ 1,665	$ 538
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	320	310
Republic of Ecuador
144A 5.000%, 7/31/30(3)(4)	135	112
144A 1.000%, 7/31/35(3)(4)	880	562
Republic of Egypt 144A 7.600%, 3/1/29(3)	435	376
Republic of Indonesia
2.850%, 2/14/30	265	246
144A 4.350%, 1/8/27(3)	550	562
Republic of Nigeria
144A 7.875%, 2/16/32(3)	200	163
144A 7.375%, 9/28/33(3)	200	158
Republic of Panama
3.298%, 1/19/33	230	205
4.300%, 4/29/53	200	169
Republic of Philippines 3.700%, 3/1/41	390	350
Republic of South Africa 4.850%, 9/27/27	305	297
State of Qatar 144A 3.750%, 4/16/30(3)	505	517
United Mexican States 4.500%, 1/31/50	465	395
Total Foreign Government Securities (Identified Cost $10,982)		8,916

Mortgage-Backed Securities—7.2%
Non-Agency—7.2%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(3)(4)	256	255
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(3)	590	533
	Par Value	Value

Non-Agency—continued
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	$ 1,000	$ 1,005
2015-SFR1, A 144A 3.467%, 4/17/52(3)	156	155
2015-SFR2, C 144A 4.691%, 10/17/52(3)	340	340
AMSR Trust
2021-SFR2, C 144A 1.877%, 8/17/38(3)	105	93
2021-SFR3, D 144A 2.177%, 10/17/38(3)	260	232
Angel Oak Mortgage Trust I LLC
2018-3, A1 144A 3.649%, 9/25/48(3)(4)	22	22
2019-2, A1 144A 3.628%, 3/25/49(3)(4)	26	26
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(3)(4)	224	209
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	543	530
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	218	215
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	4	3
Bayview Opportunity Master Fund IVa Trust 2017-SPL5, B1 144A 4.000%, 6/28/57(3)(4)	485	483
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	660	583
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	428	393
CIM Trust
2021-NR4, A1 144A 2.816%, 10/25/61(3)(4)	372	352
2022-R2, A1 144A 3.750%, 12/25/61(3)(4)	100	98
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(3)(4)	511	512

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(3)(4)	$ 235	$ 217
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(3)	400	349
2018-2, A 144A 4.026%, 11/15/52(3)	156	156
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	356	336
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(4)	705	651
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	59	58
2021-2, A3 144A 1.291%, 6/25/66(3)(4)	475	431
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(3)	315	292
2020-SFR2, B 144A 1.567%, 10/19/37(3)	710	651
2021-SFR1, D 144A 2.189%, 8/17/38(3)	710	630
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	32	31
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	22	22
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	415	406
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(3)	290	255
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(3)(4)	1,047	922
	Par Value	Value

Non-Agency—continued
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.846%, 10/25/29(3)(4)	$ 205	$ 185
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	127	119
2016-SH2, M2 144A 3.750%, 12/25/45(3)	423	400
2017-3, 2A2 144A 2.500%, 8/25/47(3)(4)	103	96
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 9/25/26(3)(4)	342	329
Mello Warehouse Securitization Trust 2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 2.106%, 4/25/55(3)(4)	190	188
MetLife Securitization Trust
2017-1A, M1 144A 3.422%, 4/25/55(3)(4)	241	228
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	251	251
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(3)(4)	210	206
2017-3, B1 144A 3.250%, 1/25/61(3)(4)	420	392
2019-1, M2 144A 3.500%, 10/25/69(3)(4)	354	325
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	46	45
2016-3A, A1 144A 3.750%, 9/25/56(3)(4)	59	57
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	215	208
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	27	27
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	1,064	1,058
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	274	269

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-RPL2, M2 144A 3.750%, 2/25/59(3)(4)	$ 440	$ 413
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	66	66
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(3)(4)	280	267
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(3)(4)	148	143
2021-2, A1 144A 2.115%, 3/25/26(3)(4)	121	116
2021-3, A1 144A 1.867%, 4/25/26(3)(4)	380	361
2021-9, A1 144A 2.363%, 10/25/26(3)(4)	295	279
2021-RPL1, A1 144A 1.319%, 7/25/51(3)(4)	147	137
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(3)	830	738
2019-SFR3, B 144A 2.571%, 9/17/36(3)	280	270
2021-SFR6, C 144A 1.855%, 7/17/38(3)	235	209
2022-SFR3, A 144A 3.200%, 4/17/39(3)	455	433
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	230	218
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(3)(4)	414	397
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(3)(4)	291	279
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	41	41
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(3)(4)	580	550
	Par Value	Value

Non-Agency—continued
Sequoia Mortgage Trust 2013-8, B1 3.486%, 6/25/43(4)	$ 97	$ 96
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(3)(4)	75	70
Towd Point Mortgage Trust
2016-4, B1 144A 3.807%, 7/25/56(3)(4)	480	465
2017-1, A2 144A 3.500%, 10/25/56(3)(4)	350	346
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	385	377
2017-4, A2 144A 3.000%, 6/25/57(3)(4)	395	375
2018-6, A1B 144A 3.750%, 3/25/58(3)(4)	330	324
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	480	463
2019-2, A2 144A 3.750%, 12/25/58(3)(4)	515	493
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	445	409
2020-1, M1 144A 3.500%, 1/25/60(3)(4)	220	198
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	222	221
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	465	406
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	590	566
2020-SFR2, D 144A 2.281%, 11/17/39(3)	660	560
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	185	168
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(3)(4)	520	497
UBS Commercial Mortgage Trust 2012-C1, D 144A 6.223%, 5/10/45(3)(4)	35	33

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	$ 380	$ 359
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(4)	557	526
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(3)(4)	202	192
Vericrest Opportunity Loan Trust CVI LLC 2021-NP12, A1 144A 2.734%, 12/26/51(3)(4)	207	195
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(4)	479	460
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(3)(4)	220	219
2022-5, A1 144A 3.800%, 4/25/67(3)(4)	715	700
2022-4, A1 144A 4.474%, 4/25/67(3)(4)	454	453
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(3)	100	97
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	160	158
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(4)	134	126
Total Mortgage-Backed Securities (Identified Cost $32,186)		30,298

Asset-Backed Securities—5.4%
Automobiles—2.2%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(3)	745	711
ACC Trust
2021-1, C 144A 2.080%, 12/20/24(3)	595	581
	Par Value	Value

Automobiles—continued
2022-1, C 144A 3.240%, 10/20/25(3)	$ 670	$ 638
ACM Auto Trust 2022-1A, B 144A 4.470%, 4/20/29(3)	425	424
American Credit Acceptance Receivables Trust 2022-1, E 144A 3.640%, 3/13/28(3)	560	516
Avid Automobile Receivables Trust
2019-1, C 144A 3.140%, 7/15/26(3)	375	374
2021-1, E 144A 3.390%, 4/17/28(3)	230	207
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(3)	595	558
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(3)	555	555
2019-3A, D 144A 3.040%, 4/15/25(3)	345	344
2019-3A, E 144A 4.600%, 7/15/26(3)	535	536
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	117	117
Exeter Automobile Receivables Trust
2019-2A, E 144A 4.680%, 5/15/26(3)	670	677
2019-4A, C 144A 2.440%, 9/16/24(3)	115	115
2019-1A, D 144A 4.130%, 12/16/24(3)	214	215
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(3)	540	531
2020-3A, E 144A 4.310%, 7/15/27(3)	1,285	1,261

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(3)	$ 274	$ 275
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	345	344
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(3)	177	176
		9,155

Consumer Loans—0.1%
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(3)	475	461
Credit Card—0.3%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	590	543
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(3)	590	569
		1,112

Other—2.8%
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(3)	710	659
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	71	71
2019-A, C 144A 4.010%, 7/16/40(3)	705	682
2020-AA, D 144A 7.150%, 7/17/46(3)	480	469
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	575	528
Business Jet Securities LLC 2020-1A, A 144A 2.981%, 11/15/35(3)	252	234
	Par Value	Value

Other—continued
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(3)	$ 365	$ 346
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	342	314
Conn’s Receivables Funding LLC 2020-A, B 144A 4.270%, 6/16/25(3)	22	22
Dext ABS LLC 2020-1, D 144A 7.210%, 2/15/28(3)	475	452
Diamond Resorts Owner Trust 2021-1A, B 144A 2.050%, 11/21/33(3)	262	247
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(3)	590	573
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(3)	179	178
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(3)	593	554
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(3)	131	125
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(3)	695	607
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(3)	547	510
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	432	415
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(3)	590	529
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	595	573

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(3)	$ 471	$ 430
Oasis Securitization Funding LLC 2021-1A, A 144A 2.579%, 2/15/33(3)	127	126
Octane Receivables Trust
2019-1A, C 144A 4.740%, 6/20/25(3)	755	755
2020-1A, B 144A 1.980%, 6/20/25(3)	710	696
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	147	143
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(3)	710	677
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(3)	356	360
Upstart Securitization Trust 2022-2, A 144A 4.370%, 5/20/32(3)	510	507
		11,782

Student Loan—0.0%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(3)	138	135
Total Asset-Backed Securities (Identified Cost $23,693)		22,645

Corporate Bonds and Notes—19.2%
Communication Services—1.2%
Altice France Holding S.A. 144A 6.000%, 2/15/28(3)	200	167
Altice France S.A. 144A 5.125%, 1/15/29(3)(5)	300	256
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	600	554
CCO Holdings LLC 144A 4.750%, 3/1/30(3)(5)	630	581
	Par Value	Value

Communication Services—continued
CommScope, Inc. 144A 4.750%, 9/1/29(3)(5)	$ 160	$ 142
CSC Holdings LLC 144A 5.750%, 1/15/30(3)(5)	410	343
CT Trust 144A 5.125%, 2/3/32(3)	450	402
DISH DBS Corp. 7.750%, 7/1/26(5)	330	282
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(3)	50	53
iHeartCommunications, Inc. 8.375%, 5/1/27	238	223
Level 3 Financing, Inc.
144A 4.250%, 7/1/28(3)(5)	185	162
144A 3.625%, 1/15/29(3)(5)	310	262
McGraw-Hill Education, Inc. 144A 8.000%, 8/1/29(3)	395	342
Millennium Escrow Corp. 144A 6.625%, 8/1/26(3)(5)	325	286
Northwest Fiber LLC
144A 4.750%, 4/30/27(3)(5)	80	71
144A 6.000%, 2/15/28(3)	45	36
144A 10.750%, 6/1/28(3)	220	203
Telesat Canada 144A 6.500%, 10/15/27(3)	240	114
Twitter, Inc. 144A 3.875%, 12/15/27(3)(5)	270	260
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(3)	400	362
		5,101

Consumer Discretionary—2.2%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)(5)	610	595
Aston Martin Capital Holdings Ltd. 144A 10.500%, 11/30/25(3)	310	305
At Home Group, Inc.
144A 4.875%, 7/15/28(3)(5)	80	64
144A 7.125%, 7/15/29(3)	400	271
Brunswick Corp. 2.400%, 8/18/31(5)	432	337

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(3)(5)	$ 135	$ 137
144A 8.125%, 7/1/27(3)	135	137
Carriage Services, Inc. 144A 4.250%, 5/15/29(3)(5)	335	283
Clarios Global LP 144A 8.500%, 5/15/27(3)	260	259
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(3)	335	337
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32(5)	402	335
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(3)	270	215
Ford Motor Co. 3.250%, 2/12/32(5)	155	131
Ford Motor Credit Co. LLC 4.125%, 8/17/27(5)	285	270
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(3)(5)	295	274
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(3)	330	305
Lindblad Expeditions LLC 144A 6.750%, 2/15/27(3)(5)	335	326
M/I Homes, Inc. 4.950%, 2/1/28(5)	475	441
Mclaren Finance plc 144A 7.500%, 8/1/26(3)	520	418
Metis Merger Sub LLC 144A 6.500%, 5/15/29(3)	235	197
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(3)	350	324
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(3)	425	421
PetSmart, Inc. 144A 4.750%, 2/15/28(3)(5)	350	322
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(3)	495	392
	Par Value	Value

Consumer Discretionary—continued
PulteGroup, Inc.
7.875%, 6/15/32(5)	$ 235	$ 279
6.375%, 5/15/33(5)	350	381
Royal Caribbean Cruises Ltd. 144A 4.250%, 7/1/26(3)(5)	20	17
Scientific Games International, Inc. 144A 7.000%, 5/15/28(3)(5)	115	114
Station Casinos LLC 144A 4.500%, 2/15/28(3)(5)	390	353
Tenneco, Inc. 144A 5.125%, 4/15/29(3)(5)	420	412
Under Armour, Inc. 3.250%, 6/15/26(5)	360	335
Weekley Homes LLC 144A 4.875%, 9/15/28(3)(5)	330	292
		9,279

Consumer Staples—0.3%
BAT Capital Corp. 4.906%, 4/2/30(5)	500	484
Central American Bottling Corp. 144A 5.250%, 4/27/29(3)	225	215
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(3)(5)	430	309
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(3)(5)	565	518
		1,526

Energy—3.8%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)(5)	600	603
Antero Midstream Partners LP 144A 5.750%, 1/15/28(3)(5)	460	460
Antero Resources Corp.
144A 8.375%, 7/15/26(3)(5)	124	135
144A 7.625%, 2/1/29(3)(5)	108	117
144A 5.375%, 3/1/30(3)(5)	150	152

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(3)(5)	$ 385	$ 390
BP Capital Markets plc 4.875% (5)(6)	465	435
Callon Petroleum Co. 6.125%, 10/1/24	124	124
Calumet Specialty Products Partners LP 144A 8.125%, 1/15/27(3)	325	286
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(3)	225	226
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(3)	555	599
CrownRock LP
144A 5.625%, 10/15/25(3)(5)	165	166
144A 5.000%, 5/1/29(3)(5)	160	158
DCP Midstream Operating LP 3.250%, 2/15/32(5)	295	253
Earthstone Energy Holdings LLC 144A 8.000%, 4/15/27(3)(5)	340	346
Ecopetrol S.A. 4.625%, 11/2/31	585	506
Energy Transfer LP Series H 6.500% (5)(6)	470	439
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(3)(5)	415	362
HF Sinclair Corp. 144A 5.875%, 4/1/26(3)(5)	520	531
Hilcorp Energy I LP
144A 5.750%, 2/1/29(3)(5)	375	367
144A 6.000%, 2/1/31(3)(5)	270	263
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(2)(3)(5)	380	371
KazMunayGas National Co., JSC 144A 6.375%, 10/24/48(3)	355	322
Kinder Morgan Energy Partners LP 7.500%, 11/15/40(5)	440	518
Kinder Morgan, Inc. 7.750%, 1/15/32	25	30
	Par Value	Value

Energy—continued
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(3)(5)	$ 355	$ 350
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(7)(8)	105	1
Nabors Industries Ltd.
144A 7.250%, 1/15/26(3)	265	257
144A 7.375%, 5/15/27(3)(5)	85	86
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(3)(5)	340	323
Occidental Petroleum Corp.
6.625%, 9/1/30	240	269
6.125%, 1/1/31	525	570
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(6)(7)	26	— (9)
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	345	328
Patterson-UTI Energy, Inc. 5.150%, 11/15/29(5)	465	432
Pertamina Persero PT 144A 2.300%, 2/9/31(3)	480	402
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)(8)	665	33
Petroleos Mexicanos
6.500%, 3/13/27	1,325	1,269
7.690%, 1/23/50	610	474
Petronas Capital Ltd. 144A 3.500%, 4/21/30(3)	375	361
Reliance Industries Ltd. 144A 2.875%, 1/12/32(3)	570	488
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(3)	555	491
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(2)	280	290
Targa Resources Partners LP 4.875%, 2/1/31(5)	120	115
Teine Energy Ltd. 144A 6.875%, 4/15/29(3)	310	307
Transcanada Trust 5.600%, 3/7/82(5)	570	544
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	67	64

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Transocean, Inc. 144A 11.500%, 1/30/27(3)	$ 40	$ 40
USA Compression Partners LP 6.875%, 4/1/26(5)	225	220
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(3)(5)	35	33
144A 4.125%, 8/15/31(3)(5)	320	300
		16,206

Financials—4.2%
Acrisure LLC 144A 7.000%, 11/15/25(3)	670	650
Ally Financial, Inc. Series B 4.700% (5)(6)	769	649
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)(5)	580	566
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)(5)	395	395
Banco Mercantil del Norte S.A. 144A 6.625% (3)(6)	620	539
Banco Santander Chile 144A 3.177%, 10/26/31(3)	575	501
Bancolombia S.A. 4.625%, 12/18/29	200	182
Bank of America Corp. 2.482%, 9/21/36(5)	605	490
Bank of New York Mellon Corp. (The) Series G 4.700% (5)(6)	530	529
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	485	435
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(3)(5)	317	275
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)(5)	415	330
Brighthouse Financial, Inc. 5.625%, 5/15/30(5)	560	577
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(3)	500	425
	Par Value	Value

Financials—continued
Charles Schwab Corp. (The) Series H 4.000% (5)(6)	$ 605	$ 482
Citadel LP 144A 4.875%, 1/15/27(3)(5)	525	525
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(3)(5)	335	261
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(3)	570	565
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)(5)	720	666
Icahn Enterprises LP
6.250%, 5/15/26(5)	465	467
5.250%, 5/15/27(5)	35	34
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)	630	554
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(3)	445	404
JPMorgan Chase & Co. 1.953%, 2/4/32(5)	1,165	966
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)(5)	325	293
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)(5)	480	418
Lincoln National Corp. (3 month LIBOR + 2.040%) 3.103%, 4/20/67(4)(5)	515	384
MetLife, Inc. Series G 3.850% (6)	435	404
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(3)(5)	475	405
Navient Corp. 6.750%, 6/25/25(5)	510	513
OneMain Finance Corp. 7.125%, 3/15/26(5)	290	297

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
OWL Rock Core Income Corp. 144A 4.700%, 2/8/27(3)(5)	$ 319	$ 300
Prudential Financial, Inc.
5.875%, 9/15/42(5)	440	438
5.625%, 6/15/43(5)	400	397
5.125%, 3/1/52(5)	148	142
Santander Holdings USA, Inc. 4.400%, 7/13/27(5)	435	430
Synovus Financial Corp. 5.900%, 2/7/29(5)	249	250
Texas Capital Bancshares, Inc. 4.000%, 5/6/31(5)	705	670
Wells Fargo & Co. 3.900% (5)(6)	905	833
		17,641

Health Care—1.3%
Akumin, Inc. 144A 7.000%, 11/1/25(3)(5)	375	306
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(3)(5)	90	75
144A 8.500%, 1/31/27(3)(5)	270	215
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(3)(5)	35	32
144A 7.000%, 1/15/28(3)(5)	170	116
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32(5)	148	135
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(3)(5)	705	637
Community Health Systems, Inc.
144A 6.875%, 4/15/29(3)	30	23
144A 6.125%, 4/1/30(3)	405	295
144A 4.750%, 2/15/31(3)(5)	265	214
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30(5)	520	453
Endo Dac 144A 9.500%, 7/31/27(3)	94	23
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(3)	140	107
	Par Value	Value

Health Care—continued
Illumina, Inc. 2.550%, 3/23/31(5)	$ 495	$ 418
Lannett Co., Inc. 144A 7.750%, 4/15/26(3)(5)	135	58
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(3)(5)	5	5
Molina Healthcare, Inc. 144A 3.875%, 5/15/32(3)(5)	330	300
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(3)	147	152
144A 7.250%, 2/1/28(3)	54	57
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	172	135
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	400	381
144A 10.000%, 4/15/27(3)	135	137
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	365	279
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	215	191
4.750%, 5/9/27	230	213
Universal Health Services, Inc. 144A 2.650%, 1/15/32(3)(5)	595	488
		5,445

Industrials—1.7%
Alaska Airlines Pass-Through Trust 144A 4.800%, 8/15/27(3)(5)	388	391
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(3)(5)	610	605
American Airlines Group, Inc. 144A 5.000%, 6/1/22(3)	265	265
American Airlines, Inc. 144A 11.750%, 7/15/25(3)(5)	305	346

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Industrials—continued
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)(5)	$ 605	$ 557
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)(5)	335	322
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(3)(5)	235	209
Boeing Co. (The)
5.150%, 5/1/30(5)	365	363
3.750%, 2/1/50(5)	205	152
5.930%, 5/1/60(5)	147	144
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(3)(5)	495	432
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(3)	380	353
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)(5)	593	513
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(3)	370	303
Deluxe Corp. 144A 8.000%, 6/1/29(3)(5)	175	155
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(3)	430	364
Oscar AcquisitionCo. LLC 144A 9.500%, 4/15/30(3)	325	289
OT Merger Corp. 144A 7.875%, 10/15/29(3)	165	121
Sempra Global 144A 3.250%, 1/15/32(3)(5)	599	518
SRS Distribution, Inc. 144A 6.125%, 7/1/29(3)	220	189
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(3)	250	236
TransDigm, Inc. 5.500%, 11/15/27(5)	380	364
		7,191

Information Technology—1.3%
CDW LLC 3.569%, 12/1/31(5)	704	623
	Par Value	Value

Information Technology—continued
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(3)(5)	$ 70	$ 66
144A 6.500%, 10/15/28(3)(5)	105	95
Dell International LLC 8.100%, 7/15/36	474	573
Entegris Escrow Corp. 144A 4.750%, 4/15/29(3)	485	461
Kyndryl Holdings, Inc. 144A 3.150%, 10/15/31(3)(5)	575	441
Leidos, Inc. 2.300%, 2/15/31(5)	415	344
MicroStrategy, Inc. 144A 6.125%, 6/15/28(3)(5)	340	288
Motorola Solutions, Inc.
4.600%, 5/23/29(5)	10	10
5.600%, 6/1/32	650	672
Oracle Corp. 2.875%, 3/25/31(5)	230	196
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(3)	490	387
Science Applications International Corp. 144A 4.875%, 4/1/28(3)(5)	575	546
TD SYNNEX Corp. 144A 2.375%, 8/9/28(3)(5)	720	622
		5,324

Materials—1.4%
Albemarle Corp. 5.050%, 6/1/32(5)	545	549
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(3)(10)	490	385
Bayport Polymers LLC 144A 5.140%, 4/14/32(3)(5)	565	562
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)(5)	170	177
Eldorado Gold Corp. 144A 6.250%, 9/1/29(3)	400	358
Freeport-McMoRan, Inc. 5.450%, 3/15/43(5)	455	447

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Materials—continued
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(3)(5)	$ 515	$ 437
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	595	546
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(3)	420	403
Suzano Austria GmbH 2.500%, 9/15/28	235	203
Taseko Mines Ltd. 144A 7.000%, 2/15/26(3)(5)	605	581
Teck Resources Ltd. 6.125%, 10/1/35(5)	425	468
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(3)	260	250
144A 6.625%, 11/1/25(3)	375	351
WR Grace Holdings LLC 144A 5.625%, 8/15/29(3)	160	131
		5,848

Real Estate—1.0%
EPR Properties 4.750%, 12/15/26(5)	570	558
GLP Capital LP
5.250%, 6/1/25(5)	225	225
5.750%, 6/1/28(5)	277	280
3.250%, 1/15/32(5)	47	39
Kite Realty Group Trust 4.750%, 9/15/30(5)	610	596
MPT Operating Partnership LP 4.625%, 8/1/29(5)	130	123
Office Properties Income Trust 4.500%, 2/1/25(5)	490	481
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(3)(5)	355	310
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31(5)	610	503
	Par Value	Value

Real Estate—continued
Service Properties Trust
4.950%, 2/15/27(5)	$ 320	$ 266
4.375%, 2/15/30(5)	215	158
VICI Properties LP
4.950%, 2/15/30	135	133
5.125%, 5/15/32	135	134
144A 4.625%, 6/15/25(3)(5)	65	63
144A 5.750%, 2/1/27(3)(5)	190	189
		4,058

Utilities—0.8%
Alliant Energy Finance LLC 144A 3.600%, 3/1/32(3)(5)	311	288
CMS Energy Corp. 4.750%, 6/1/50(5)	570	533
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	695	662
Ferrellgas LP
144A 5.375%, 4/1/26(3)(5)	115	105
144A 5.875%, 4/1/29(3)(5)	120	104
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	855	840
Southern Co. (The) Series 21-A 3.750%, 9/15/51(5)	628	560
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/49(3)(7)	125	—
Vistra Corp. 144A 8.000% (3)(6)	330	328
		3,420

Total Corporate Bonds and Notes (Identified Cost $89,153)		81,039

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Leveraged Loans—8.7%
Aerospace—0.4%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(4)	$ 83	$ 81
Amentum Government Services Holdings LLC Tranche B (3 month Term SOFR + 4.000%) 4.500%- 4.777%, 2/15/29(4)	165	159
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.813%, 4/20/28(4)	75	75
Brown Group Holding LLC (3 month LIBOR + 2.500%) 3.506%, 6/7/28(4)	444	421
KKR Apple Bidco LLC
(1 month LIBOR + 3.000%) 4.060%, 9/22/28(4)	294	281
Second Lien (1 month LIBOR + 5.750%) 6.810%, 9/21/29(4)	25	24
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	300	304
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 3.310%, 5/30/25(4)	212	206
Tranche F (1 month LIBOR + 2.250%) 3.310%, 12/9/25(4)	143	139
		1,690

Chemicals—0.4%
Aruba Investments Holdings LLC First Lien (1 month LIBOR + 4.000%) 4.974%, 11/24/27(4)	208	198
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.756%, 12/29/27(4)	351	323
	Par Value	Value

Chemicals—continued
Diamond BC B.V. Tranche B (1 month LIBOR + 2.750%) 3.810% - 3.989%, 9/29/28(4)	$ 349	$ 330
Herens Holdco S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 5.006%, 7/3/28(4)	266	247
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.764%, 4/1/24(4)	475	461
Innophos Holdings, Inc. (1 month LIBOR + 3.750%) 4.264%, 2/5/27(4)	319	312
		1,871

Consumer Non-Durables—0.3%
DS Parent, Inc. Tranche B (3 month LIBOR + 5.750%) 6.756%, 12/8/28(4)	230	221
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 5.060%, 6/30/24(4)	582	556
ZEP, Inc. First Lien (12 month LIBOR + 4.000%) 5.000%, 8/12/24(4)	325	301
		1,078

Energy—0.5%
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 7.310%, 3/28/24(4)	275	269
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.500%) 5.506%, 6/17/27(4)	310	303
Lucid Energy Group II Borrower LLC First Lien (1 month LIBOR + 4.250%) 5.256%, 11/24/28(4)	214	207

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Medallion Midland Acquisition LP (1 month LIBOR + 3.750%) 4.810%, 10/18/28(4)	$ 357	$ 345
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 4.705%, 10/5/28(4)	324	313
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.384% - 5.950%, 9/27/24(4)	522	513
		1,950

Financial—0.1%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 4.310%, 7/31/27(4)	216	204
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 4.060%, 6/15/25(4)	213	203
		407

Food / Tobacco—0.2%
H-Food Holdings LLC (1 month LIBOR + 3.688%) 4.747%, 5/23/25(4)	262	238
Pegasus Bidco B.V. (3 month LIBOR + 4.250%) 0.000%, 5/5/29(4)(11)	190	183
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 4.560%, 9/23/27(4)	266	244
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.506%, 3/31/28(4)	182	168
		833

	Par Value	Value

Forest Prod / Containers—0.5%
Anchor Glass Container Corp. 2017 (3 month LIBOR + 2.750%) 3.750% - 3.756%, 12/7/23(4)	$ 163	$ 135
Berlin Packaging LLC Tranche B-4 (1 month LIBOR + 3.250%) 4.069%, 3/11/28(4)	480	453
BWay Holding Co. (1 month LIBOR + 3.250%) 4.050% - 4.260%, 4/3/24(4)	559	537
Klockner Pentaplast of America, Inc. Tranche B (6 month LIBOR + 4.750%) 5.554%, 2/12/26(4)	456	403
Spectrum Holdings III Corp. First Lien (6 month LIBOR + 3.250%) 4.250%, 1/31/25(4)	227	215
TricorBraun, Inc. (1 month LIBOR + 3.250%) 4.310%, 3/3/28(4)	363	343
		2,086

Gaming / Leisure—0.8%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 3.810%, 12/23/24(4)	584	572
Carnival Corp.
2021, Tranche B (3 month LIBOR + 3.250%) 4.000%, 10/18/28(4)	217	206
Tranche B (3 month LIBOR + 3.000%) 3.750%, 6/30/25(4)	93	90
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 8.560%, 5/1/28(4)	210	206

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 5.034%, 1/26/29(4)	$ 200	$ 191
J&J Ventures Gaming LLC (1 month LIBOR + 4.000%) 5.060%, 4/26/28(4)	333	324
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.810%, 4/29/24(4)	690	663
Pug LLC
Tranche B (1 month LIBOR + 3.500%) 4.264%, 2/12/27(4)	518	491
Tranche B-2 (1 month LIBOR + 4.250%) 5.310%, 2/12/27(4)	67	65
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.934%, 11/1/26(4)	115	112
Scientific Games Holdings LP Tranche B-2 (3 month Term SOFR + 3.500%) 4.467%, 4/4/29(4)	75	72
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(4)	495	478
		3,470

Health Care—1.2%
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.902%, 10/6/27(4)	173	167
Azalea TopCo., Inc. 2021 (1 month LIBOR + 3.750%) 4.810% - 4.989%, 7/24/26(4)	394	381
CHG Healthcare Services, Inc. First Lien (3 month LIBOR + 3.500%) 4.506% - 5.000%, 9/29/28(4)	320	308
	Par Value	Value

Health Care—continued
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 4.810%, 10/10/25(4)	$ 154	$ 60
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 5.006%, 10/1/27(4)	331	323
Heartland Dental LLC 2021 (1 month LIBOR + 4.000%) 4.961%, 4/30/25(4)	382	366
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 4.750%, 8/19/28(4)	190	184
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.810%, 11/16/25(4)	370	357
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.688%, 4/22/27(7)	240	207
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 4.756%, 11/30/27(4)	347	334
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 3.810%, 2/14/25(4)	531	507
PetVet Care Centers LLC 2021, First Lien (1 month LIBOR + 3.500%) 4.560%, 2/14/25(4)	193	185
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 4.310%, 3/5/26(4)	304	292
Tranche B-3 (1 month LIBOR + 3.500%) 4.461%, 3/5/26(4)	234	225
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 4.310%, 11/15/28(4)	130	125

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Pluto Acquisition I, Inc. 2021, First Lien (3 month LIBOR + 4.000%) 6.076%, 6/22/26(4)	$ 263	$ 249
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 4.756%, 10/1/26(4)	173	166
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.600%, 8/31/26(4)	322	308
Upstream Newco, Inc. 2021 (1 month Term SOFR + 4.000%) 5.399%, 11/20/26(4)	232	218
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 4.810%, 7/2/25(4)	311	286
		5,248

Housing—0.2%
Chariot Buyer LLC (3 month LIBOR + 3.500%) 4.506%, 11/3/28(4)	334	314
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 4.060%, 6/9/28(4)	360	346
SRS Distribution, Inc.
2021 (3 month LIBOR + 3.500%) 4.019%, 6/2/28(4)	169	160
2022 (6 month Term SOFR + 3.500%) 4.000%, 6/2/28(4)	35	33
		853

Information Technology—1.3%
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 6.506%, 9/19/25(4)	206	202
	Par Value	Value

Information Technology—continued
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 5.310%, 10/9/26(4)	$ 240	$ 230
BMC Software
2021 (1 month LIBOR + 3.750%) 4.810%, 10/2/25(4)	483	463
Second Lien (1 month LIBOR + 5.500%) 6.560%, 2/27/26(4)	95	91
ConnectWise LLC (1 month LIBOR + 3.500%) 4.560%, 9/29/28(4)	299	285
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.310%, 7/30/27(4)	627	609
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 5.060%, 12/1/27(4)	267	259
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 4.560%, 7/1/24(4)	483	470
Infinite Bidco LLC
First Lien (3 month LIBOR + 3.750%) 0.000%, 3/2/28(4)	352	336
Second Lien (1 month LIBOR + 7.000%) 8.060%, 3/2/29(4)	135	131
Magenta Buyer LLC First Lien (3 month LIBOR + 5.000%) 6.230%, 7/27/28(4)	234	214
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.310%, 3/10/28(4)	352	335
Proofpoint, Inc. (3 month LIBOR + 3.250%) 4.825%, 8/31/28(4)	339	325

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Quest Software U.S. Holdings, Inc. First Lien (3 month Term SOFR + 4.250%) 4.750%, 2/1/29(4)	$ 255	$ 235
RealPage, Inc. First Lien (1 month LIBOR + 3.250%) 4.310%, 4/24/28(4)	448	429
Sophia LP
Tranche B (1 month Term SOFR + 4.250%) 4.950%, 10/7/27(4)	135	133
Tranche B (3 month LIBOR + 3.250%) 3.750%, 10/7/27(4)	350	336
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 6.212%, 5/3/27(4)	20	19
2021-2, First Lien (3 month LIBOR + 3.250%) 4.212%, 5/4/26(4)	488	470
		5,572

Manufacturing—0.4%
Alliance Laundry Systems LLC Tranche B (1 month LIBOR + 3.500%) 4.250% - 4.521%, 10/8/27(4)	256	246
Arcline FM Holdings LLC
First Lien (6 month LIBOR + 4.750%) 5.500%, 6/23/28(4)	279	266
Second Lien (6 month LIBOR + 8.250%) 9.000%, 6/25/29(4)	95	92
Backyard Acquireco, Inc. (3 month LIBOR + 3.750%) 4.756%, 11/2/27(4)	320	304
	Par Value	Value

Manufacturing—continued
Filtration Group Corp. (1 month LIBOR + 3.000%) 4.060%, 3/31/25(4)	$ 294	$ 282
Safe Fleet Holdings LLC 2022 (3 month Term SOFR + 3.750%) 4.773%, 2/23/29(4)	65	62
Star U.S. Bidco LLC (1 month LIBOR + 4.250%) 5.310%, 3/17/27(4)	313	304
		1,556

Media / Telecom - Cable/Wireless Video—0.1%
Directv Financing LLC (1 month LIBOR + 5.000%) 6.060%, 8/2/27(4)	272	263
Media / Telecom - Diversified Media—0.3%
Cinemark USA, Inc. (3 month LIBOR + 1.750%) 0.000%, 3/31/25(4)(11)	231	220
Dotdash Meredith, Inc. Tranche B (1 month Term SOFR + 4.000%) 4.866%, 12/1/28(4)	278	266
McGraw-Hill Education, Inc. (3 month LIBOR + 4.750%) 5.258% - 5.554%, 7/28/28(4)	295	279
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 3.810%, 5/18/25(4)	351	336
		1,101

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—0.0%
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.563%, 10/2/27(4)	$ 154	$ 136
Metals / Minerals—0.1%
Covia Holdings LLC (3 month LIBOR + 4.000%) 5.000%, 7/31/26(4)	340	325
Peabody Energy Corp. Tranche B (2 month LIBOR + 2.750%) 3.773%, 3/31/25(4)	225	208
		533

Retail—0.4%
CNT Holdings I Corp. First Lien (1 month LIBOR + 3.500%) 4.345%, 11/8/27(4)	282	274
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 4.810%, 3/6/28(4)	351	332
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 3.810%, 10/19/27(4)	354	327
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.256%, 4/15/28(4)	238	204
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(4)	258	242
Rising Tide Holdings, Inc. First Lien (3 month LIBOR + 4.750%) 5.514%, 6/1/28(4)	189	173
		1,552

	Par Value	Value

Service—1.0%
Apex Group Treasury Ltd. (3 month LIBOR + 3.750%) 4.756%, 7/27/28(4)	$ 363	$ 351
Carlisle Foodservice Products, Inc. First Lien (1 month LIBOR + 3.000%) 4.060%, 3/20/25(4)	390	366
Dun & Bradstreet Corp. (The)
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 4.225%, 1/18/29(4)	50	48
Tranche B (1 month LIBOR + 3.250%) 4.273%, 2/6/26(4)	405	392
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.810%, 12/23/27(4)	207	202
Garda World Security Corp. Tranche B-2 (1 month LIBOR + 4.250%) 5.260%, 10/30/26(4)	75	70
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26(4)	280	257
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.250%) 4.310%, 6/30/28(4)	311	299
Tranche C (1 month LIBOR + 3.250%) 4.310%, 6/30/28(4)	59	57
NAB Holdings LLC (3 month Term SOFR + 3.000%) 3.801%, 11/23/28(4)	189	180
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.810%, 2/1/28(4)	402	389
PODS LLC (1 month LIBOR + 3.000%) 4.060%, 3/31/28(4)	320	306

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Service—continued
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 4.810%, 9/3/26(4)	$ 340	$ 328
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 4.310%, 2/10/29(4)	290	280
Sweetwater Borrower LLC (1 month LIBOR + 4.750%) 5.813%, 8/7/28(4)(7)	239	211
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 4.810%, 12/21/27(4)	401	387
		4,123

Transportation - Automotive—0.3%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 4.014%, 4/30/26(4)	224	215
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 3.060%, 11/2/23(4)	676	586
Mavis Tire Express Services Topco Corp. First Lien (1 month Term SOFR + 4.000%) 5.000%, 5/4/28(4)	318	304
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.500%) 4.739%, 10/28/27(4)	109	104
		1,209

Utility—0.2%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.810%, 8/1/25(4)	364	347
Generation Bridge II LLC
Tranche B (3 month LIBOR + 5.000%) 6.006%, 2/23/29(4)	118	116
	Par Value	Value

Utility—continued
Tranche C (3 month LIBOR + 5.000%) 6.006%, 2/23/29(4)	$ 14	$ 14
Lightstone HoldCo LLC
2018, Tranche B (3 month SOFR + 5.750%) 7.024%, 1/30/24(4)	538	492
2018, Tranche C (3 month LIBOR + 3.750%) 4.989%, 1/30/24(4)	30	28
		997

Total Leveraged Loans (Identified Cost $38,132)		36,528

	Shares
Preferred Stocks—0.6%
Financials—0.5%
Capital Farm Credit ACA Series 1 144A, 5.000%(3)	310 (12)	281
JPMorgan Chase & Co. Series HH, 4.600%	285 (12)	256
MetLife, Inc. Series D, 5.875%	329 (12)	314
Truist Financial Corp. Series Q, 5.100%(5)	565 (12)	545
Zions Bancorp NA, 6.950%	17,485	453
		1,849

Industrials—0.1%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 4.156%(4)(5)	622 (12)	564
Total Preferred Stocks (Identified Cost $2,596)		2,413

Common Stocks—89.0%
Communication Services—2.4%
Cellnex Telecom S.A.	224,648	10,136

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Shares	Value

Consumer Discretionary—0.0%
MYT Holding LLC Class B(7)(13)	22,362	$ 13
NMG Parent LLC(13)	368	63
		76

Energy—15.0%
Cheniere Energy, Inc.	104,630	14,310
Enbridge, Inc.	236,458	10,913
Frontera Energy Corp.(13)	1,636	18
ONEOK, Inc.	119,310	7,857
Pembina Pipeline Corp.	198,790	8,015
QuarterNorth Energy Holding, Inc.(13)	2,997	385
Targa Resources Corp.	155,141	11,173
TC Energy Corp.	68,773	3,978
Williams Cos., Inc. (The)	181,250	6,717
		63,366

Industrials—25.4%
Aena SME S.A.(13)	99,324	15,157
Aeroports de Paris(13)	25,190	3,763
Atlantia SpA	424,795	10,293
Auckland International Airport Ltd.(13)	1,010,881	4,927
Canadian National Railway Co.	49,500	5,632
Canadian Pacific Railway Ltd.	78,475	5,606
CSX Corp.	278,670	8,859
Ferrovial S.A.	284,265	7,327
Flughafen Zurich AG Registered Shares(13)	37,265	6,294
Norfolk Southern Corp.	41,081	9,846
Transurban Group	1,634,918	16,860
Union Pacific Corp.	27,267	5,993
Vinci S.A.	65,036	6,261
		106,818

Real Estate—8.6%
American Tower Corp.	79,330	20,319
	Shares	Value

Real Estate—continued
Crown Castle International Corp.	83,465	$ 15,829
		36,148

Utilities—37.6%
Ameren Corp.	65,370	6,223
American Water Works Co., Inc.	24,995	3,780
Atmos Energy Corp.	58,020	6,748
CenterPoint Energy, Inc.	293,890	9,419
CMS Energy Corp.	65,045	4,621
Dominion Energy, Inc.	195,000	16,423
EDP - Energias de Portugal S.A.	1,296,593	6,503
Emera, Inc.	84,910	4,221
Enel SpA	925,250	6,004
Evergy, Inc.	89,495	6,259
Eversource Energy	86,980	8,030
Iberdrola S.A.	567,273	6,720
National Grid plc	814,250	12,015
NextEra Energy, Inc.	252,999	19,150
Orsted AS	42,773	4,840
Public Service Enterprise Group, Inc.	141,126	9,673
Sempra Energy	87,515	14,340
Southern Co. (The)	76,570	5,793
Xcel Energy, Inc.	104,290	7,857
		158,619

Total Common Stocks (Identified Cost $325,876)		375,163

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(7)	2,084	3
Total Rights (Identified Cost $2)		3

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Shares	Value

Total Long-Term Investments—135.8% (Identified Cost $538,855)		$ 572,571

Short-Term Investment—1.1%
Money Market Mutual Fund—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.702%)(14)	4,680,784	4,681
Total Short-Term Investment (Identified Cost $4,681)		4,681

TOTAL INVESTMENTS—136.9% (Identified Cost $543,536)		$ 577,252
Other assets and liabilities, net—(36.9)%		(155,723)
NET ASSETS—100.0%		$ 421,529

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security in default; no interest payments are being received.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, these securities amounted to a value of $109,254 or 25.9% of net assets.
(4)	Variable rate security. Rate disclosed is as of May 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion is segregated as collateral for borrowings.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	Amount is less than $500.
(10)	100% of the income received was in cash.
(11)	This loan will settle after May 31, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of May 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at May 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 22,645	$ —	$ 22,645	$ —
Corporate Bonds and Notes	81,039	—	81,038	1 (1)
Foreign Government Securities	8,916	—	8,916	—
Leveraged Loans	36,528	—	36,110	418
Mortgage-Backed Securities	30,298	—	30,298	—
Municipal Bonds	2,318	—	2,318	—
U.S. Government Securities	13,248	—	13,248	—
Equity Securities:
Common Stocks	375,163	374,702	448	13
Preferred Stocks	2,413	453	1,960	—
Rights	3	—	—	3
Money Market Mutual Fund	4,681	4,681	—	—
Total Investments	$577,252	$379,836	$196,981	$435

(1)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Fund with an end of period value of $431 was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period. Securities held by the Fund with an end of period value of $1,410 were transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended May 31, 2022.
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2022
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value (Identified cost $543,536)	$ 577,252
Foreign currency at value (cost $37)	38
Cash	170
Receivables
Investment securities sold	10,455
Dividends and interest	2,641
Tax reclaims	286
Prepaid Directors’ retainer	6
Prepaid expenses	21
Other assets (Note 3)	143
Total assets	591,012
Liabilities
Borrowings (Note 7)	159,750
Payables
Investment securities purchased	8,849
Investment advisory fees	341
Interest on borrowings (Note 7)	283
Director deferred compensation plan (Note 3)	143
Administration and accounting fees	52
Other accrued expenses	65
Total liabilities	169,483
Net Assets	$ 421,529
Net Assets Consist of:
Common stock ($0.001 par value; 500,000,000 shares authorized)	$ 48
Capital paid in on shares of beneficial interest	399,785
Total distributable earnings (accumulated losses)	21,696
Net Assets	$ 421,529
Common Shares Outstanding	48,144,435
Net Asset Value Per Share(a)	$ 8.76

(a)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED May 31, 2022
($ reported in thousands)
Investment Income
Dividends	$ 5,063
Interest	4,762
Foreign taxes withheld	(371)
Total investment income	9,454
Expenses
Investment advisory fees	2,058
Administration and accounting fees	318
Printing fees and expenses	154
Directors’ fees and expenses	139
Transfer agent fees and expenses	58
Professional fees	38
Custodian fees	7
Miscellaneous expenses	47
Total expenses before interest expense	2,819
Interest expense on borrowings (Note 7)	959
Total expenses after interest expense	3,778
Net investment income (loss)	5,676
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	12,224
Foreign currency transactions	(14)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,666)
Foreign currency transactions	(4)
Net realized and unrealized gain (loss) on investments	9,540
Net increase (decrease) in net assets resulting from operations	$15,216
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
INCREASE (DECREASE) IN NET ASSETS From Operations
Net investment income (loss)	$ 5,676	$ 10,385
Net realized gain (loss)	12,210	17,337
Net change in unrealized appreciation (depreciation)	(2,670)	(763)
Increase (decrease) in net assets resulting from operations	15,216	26,959
From Dividends and Distributions to Shareholders
Net investment income and net realized gains	(23,019) (1)	(11,277)
Return of capital	—	(34,376)
Dividends and Distributions to Shareholders	(23,019)	(45,653)
From Capital Share Transactions
Issuance of common stock related to reinvestment of distributions (320,856 and 388,052 shares, respectively)	2,871	3,603
Increase (decrease) in net assets from capital transactions	2,871	3,603
Net increase (decrease) in net assets	(4,932)	(15,091)
Net Assets
Beginning of period	426,461	441,552
End of period	$421,529	$426,461

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year. Also refer to the inside front cover for information on the Managed Distribution Plan and see Notes to the Financial Statements.
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
STATEMENT OF CASH FLOWS (Unaudited)
FOR THE SIX MONTHS ENDED May 31, 2022
($ reported in thousands)
Increase (Decrease) in cash
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$ 15,216
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales and paydowns of long-term investments	123,300
(Increase) Decrease in investment securities sold receivable	(7,416)
Purchases of long-term investments	(103,586)
Increase (Decrease) in investment securities purchased payable	2,757
Net (purchases) or sales of short-term investments	(1,085)
Net change in unrealized (appreciation)/depreciation	2,666
Net realized (gain)/loss on investments	(12,224)
Return of capital distributions on investments	(122)
Amortization of premium and accretion of discounts on investments	98
Proceeds from litigation settlements	1
(Increase) Decrease in tax reclaims receivable	5
(Increase) Decrease in dividends and interest receivable	(288)
(Increase) Decrease in prepaid expenses	(20)
Increase (Decrease) in interest payable on borrowings	65
Increase (Decrease) in affiliated expenses payable	(5)
Increase (Decrease) in non-affiliated expenses payable	(114)
Cash provided by (used for) operating activities	19,248
Cash provided by (used for) financing activities:
Cash distributions paid to shareholders	(20,148)
Cash provided by (used for) financing activities:	(20,148)
Net increase (decrease) in cash	(900)
Cash and foreign currency at beginning of period	1,108
Cash and foreign currency at end of period	$ 208
Supplemental cash flow information:
Reinvestment of dividends and distributions	$ 2,871
Cash paid during the period for interest expense on borrowings	894
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30,
		2021	2020 (1)	2019 (1)	2018 (1)
PER SHARE DATA:
Net asset value, beginning of period	$ 8.92	$ 9.31	$ 10.33	$ 11.01	$ 13.98
Income (loss) from investment operations:
Net investment income (loss)(2)	0.12	0.22	0.25	0.24	0.34
Net realized and unrealized gain (loss)	0.20	0.35	(0.11)	0.52	(1.81)
Payment from affiliate	—	—	—	— (3)	—
Total from investment operations	0.32	0.57	0.14	0.76	(1.47)
Dividends and Distributions to Shareholders:
Net investment income	(0.48)	(0.24)	(0.27)	(0.31)	(0.31)
Net realized gains	—	—	—	—	(0.09)
Return of capital	—	(0.72)	(0.89)	(1.13)	(1.10)
Total dividends and distributions to shareholders	(0.48)	(0.96)	(1.16)	(1.44)	(1.50)
Fund Share Transactions
Net asset value, end of period	$ 8.76	$ 8.92	$ 9.31	$ 10.33	$ 11.01
Market value, end of period(4)	$ 9.29	$ 9.37	$ 8.41	$ 10.98	$ 9.64
Total return, net asset value(5), (6)	3.48%	6.36%	3.25%	16.67%	(10.17)%
Total return, market value(5), (6)	4.58%	23.68%	(12.25)%	41.67%	(17.51)%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses to average net assets(7), (8)	1.76%	1.73%	2.05%	2.99% (9)	2.61%
Ratio of total expenses after interest expense to average net assets(7)	1.76%	1.73%	2.05%	2.99% (9)	2.70%
Ratio of net investment income (loss) to average net assets(7)	2.65%	9.36%	2.73%	2.20% (9)	2.75%
Portfolio turnover rate(5)	18%	44%	46%	110% (11)	46%
Net assets, end of period (000’s)	$421,529	$426,461	$441,552	$487,899	$227,954
Borrowings, end of period (000’s)	$159,750	$159,750	$159,750	$184,750	$ 84,250
Asset coverage, per $1,000 principal amount of borrowings(12)	$ 3,639	$ 3,670	$ 3,764	$ 3,641	$ 3,706

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Year Ended November 30, 2017(1)

PER SHARE DATA:
Net asset value, beginning of period	$ 12.25
Income (loss) from investment operations:
Net investment income (loss)(2)	0.30
Net realized and unrealized gain (loss)	2.34
Total from investment operations	2.64
Dividends and Distributions to Shareholders:
Net investment income	(0.36)
Net realized gains	(0.60)
Total dividends and distributions to shareholders	(0.96)
Fund Share Transactions
Anti-dilutive impact of tender offers	0.05
Net asset value, end of period	$ 13.98
Market value, end of period(4)	$ 13.33
Total return, net asset value(5), (6)	26.37%
Total return, market value(5), (6)	27.06%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses to average net assets(7), (8)	2.55% (10)
Ratio of total expenses after interest expense to average net assets(7)	2.62% (10)
Ratio of net investment income (loss) to average net assets(7)	2.86% (10)
Portfolio turnover rate(5)	61%
Net assets, end of period (000’s)	$289,580
Borrowings, end of period (000’s)	$105,000
Asset coverage, per $1,000 principal amount of borrowings(12)	$ 3,758

(1)	On April 3, 2017, Virtus Total Return Fund (DCA) was reorganized into the former Virtus Total Return Fund Inc. (ZF). For periods prior to April 3, 2017, the activity in the table presented above was for the accounting survivor of that reorganization, DCA. In addition, on November 18, 2019, ZF was reorganized into the Fund. For periods between April 3, 2017 and November 18, 2019, the activity in the table presented above is for ZF, and thereafter it is for the Fund. The net asset values and other per share information for periods prior to the April 3, 2017 reorganization were revised to reflect the share conversion ratio from that reorganization of 0.391206, and the net asset values and other per share information for periods between April 3, 2017 and November 18, 2019 have been revised to reflect the share conversion ratio from the later reorganization of 1.039518.
(2)	Calculated using average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Closing Price – New York Stock Exchange.
(5)	Not annualized for periods less than one year.
(6)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning and ending values.
(7)	Annualized for periods less than one year.
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(8)	Ratio of total expenses, before interest expense on the line of credit, was 1.32% for the six months ended May 31, 2022, 1.34%, 1.38%, 1.79%, 1.63% and 1.92% for the years ended November 30, 2021, 2020, 2019, 2018 and 2017, respectively.
(9)	The Fund incurred certain non-recurring merger costs in 2019. When excluding these costs, the ratio of total expenses after interest expense and before expense waivers to average net assets would be 2.83%, the ratio of net expenses to average net assets would be 2.83% and the ratio of net investment income (loss) to average net assets would be 2.36%.
(10)	The Fund incurred certain non-recurring merger and tender offer costs in 2017. When excluding these costs, the ratio of total expenses after interest expense and before expense waivers and earnings credits to average net assets would be 2.41%, the ratio of net expenses to average net assets would be 2.34% and the ratio of net investment income (loss) to average net assets would be 3.07%.
(11)	Portfolio turnover increased due to repositioning of the portfolio related to the reorganization on November 18, 2019.
(12)	Represents value of net assets plus the borrowings at the end of the period divided by the borrowings at the end of the period multiplied by $1,000.
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2022
Note 1. Organization
Virtus Total Return Fund Inc. (the “Fund”) is a closed-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was incorporated under the laws of the State of Maryland on July 21, 1988. The Fund’s investment objective is capital appreciation, with current income a secondary objective. There is no guarantee that the Fund will achieve its investment objectives.
Note 2. Significant Accounting Policies
The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its

VIRTUS TOTAL RETURN FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022
net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method.
Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

VIRTUS TOTAL RETURN FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income and capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. The Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
The Fund has a Managed Distribution Plan which currently provides for the Fund to make a monthly distribution of $0.08 per share. Distributions may represent earnings from net investment income, realized capital gains, or, if necessary, return of capital. Shareholders should not draw any conclusions about the Fund’s investment performance from the terms of the Fund’s Managed Distribution Plan.
E.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income securities, the Fund bifurcates that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with

VIRTUS TOTAL RETURN FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022
the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
F.	Payment-In-Kind Securities
The Fund may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
G.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and forward commitment securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
H.	Leveraged Loans
The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

VIRTUS TOTAL RETURN FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
I.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
J.	Cash and Cash Equivalents
Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, and are inclusive of dollar denominated and foreign currency.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadvisers.
As compensation for its services to the Fund, the Adviser receives a fee at an annual rate of 0.70% of the Fund’s average daily Managed Assets, which is calculated daily and paid monthly. “Managed Assets” is defined as the value of the total assets of the Fund minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness, entered into for the purpose of leverage).
B.	Subadvisers
Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser of the equity portion of the Fund’s portfolio; and Newfleet Asset Management (“Newfleet”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser of the fixed income portion of the Fund’s portfolio. For the period, these two subadvisers were, in the aggregate, responsible for the day-to-day portfolio management of the Fund for which they were each paid a fee by the Adviser.

VIRTUS TOTAL RETURN FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022
C.	Administration Services
Virtus Fund Services, LLC (“VFS”), an indirect, wholly-owned subsidiary of Virtus, serves as administrator to the Fund. For the services provided by the administrator under the Administration Agreement, the Fund pays the administrator an asset-based fee calculated on the Fund’s average daily Managed Assets. This fee is calculated daily and paid monthly.
For the period ended May 31, 2022, the Fund incurred administration fees totaling $294 which are included in the Statement of Operations within the line item “Administration and accounting fees.”
D.	Directors’ Fees
For the period ended May 31, 2022, the Fund incurred Directors’ fees totaling $138 which are included in the Statement of Operations within the line item “Directors’ fees and expenses.”
E.	Investments in Affiliates
The Fund is permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended May 31, 2022, the Fund did not engage in transactions pursuant to Rule 17a-7 under the 1940 Act.
F.	Director Deferred Compensation Plan
The Fund provides a deferred compensation plan for its Directors who receive compensation from the Fund. Under the deferred compensation plan, Directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Directors. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at May 31, 2022.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended May 31, 2022, were as follows:
Purchases	Sales
$90,306	$122,186

VIRTUS TOTAL RETURN FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022
Purchases  and sales of long-term U.S. Government and agency securities during the period ended May 31, 2022, were as follows:
Purchases	Sales
$13,280	$1,114
Note 5. Federal Income Tax Information
($ reported in thousands)
At May 31, 2022, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$543,681	$59,319	$(25,748)	$33,571
The Fund has capital loss carryovers available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended November 30, 2021, the Fund’s capital loss carryovers are as follows:

Short-Term	Long-Term
$6,220	$—
Note 6. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs are expected to continue until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Fund. Abandonment of or modifications to LIBOR could lead to significant short and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes would have on the Fund, issuers of instruments in which the Fund invests, and the financial markets generally.

VIRTUS TOTAL RETURN FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022
In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
The Fund borrows through its line of credit for the purpose of leveraging its portfolio. While leverage presents opportunities for increasing the Fund’s total return, it also has the effect of potentially increasing losses. Accordingly, any event which adversely affects the value of an investment held by the Fund would be magnified to the extent the Fund is leveraged.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objectives. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At May 31, 2022, the Fund held securities issued by various companies in specific sectors as detailed below:
Sector	Percentage of Total Investments
Utilities	27%
Note 7. Borrowings
($ reported in thousands)
Effective December 17, 2020, the Fund entered into a Master Margin Loan Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $235,000 (the “Commitment Amount”). Cash borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account. Interest is charged at LIBOR plus an additional percentage rate on the amount borrowed, and commitment fees are charged on the undrawn balance, if less than 75% of the Commitment Amount is borrowed at a given time. For the period ended May 31, 2022, the Fund had average borrowings of $159,750 with an average interest rate of 1.07%. For the same period, the interest expense and commitment fees related to the borrowings amounted to $864 and $95 respectively, and are included within the “Interest expense on borrowings” line on the Statement of Operations.
At May 31, 2022, the amount of outstanding borrowings was as follows:
Outstanding Borrowings	Interest Rate
$159,750	1.645%

VIRTUS TOTAL RETURN FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022
Note 8.  Indemnifications
Under the Fund’s organizational documents, its Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.
Note 9. Capital Transactions
At May 31, 2022, the Fund had one class of common stock, par value $0.001 per share, of which 500,000,000 shares are authorized and 48,144,435 shares are outstanding.
Pursuant to the Board-approved stock repurchase program, the Fund may repurchase up to 20% of its outstanding shares in the open market at a discount to NAV. The Fund started its buyback of shares on April 11, 2012. During the periods ended May 31, 2022 and November 30, 2021, there were no repurchases.
On March 3, 2022, the Fund announced that its Board of Directors had approved the filing of a registration statement with the SEC to offer additional shares of its common stock through a non-transferable rights offering through which the Fund will issue to shareholders one non-transferable right for each share held, entitling them to acquire one share of common stock for each three rights held, with the right to subscribe for additional shares not subscribed for by others in the primary subscription. The subscription price per share will be equal to the lower of 95% of the net asset value per share of the Fund’s common stock at the close of business on the expiration date of the subscription period or the average of the last reported sales price of a share of the Fund’s common stock on the New York Stock Exchange on the expiration date and the four preceding business days. Definitive terms of the offer will be made through a prospectus and may be different from those set out above. The Fund will determine and announce the definitive terms of the rights offering at a later date.
Note 10. Regulatory Matters and Litigation
From time to time, the Fund, the Adviser, the subadvisers, and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, and laws and regulations affecting their activities. At this time, the Fund and the Adviser believe that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.
Note 11. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract

VIRTUS TOTAL RETURN FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022
modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following is the only subsequent event requiring recognition or disclosure in these financial statements:
Effective July 1, 2022, Newfleet Asset Management, LLC (“Newfleet”) merged with and into Virtus Fixed Income Advisers, LLC (“VFIA”), a wholly-owned subsidiary of Virtus. The investment professionals previously with Newfleet now operate in the Newfleet Asset Management division of VFIA. Newfleet’s subadvisory agreement for the Fund was transferred to, and assumed by, VFIA with no other changes.

CERTIFICATION
The Fund files the required annual Chief Executive Officer (“CEO”) certification regarding compliance with the NYSE’s listing standards no more than 30 days after each annual shareholder meeting for the Fund. The Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.
KEY INFORMATION
Shareholder Relations: 1-866-270-7788
For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.
REINVESTMENT PLAN
The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of the Fund. Registered holders will be automatically placed in the Plan and may opt out by calling Shareholder Relations at the number listed above. If shares are held at a brokerage firm, contact your broker about participation in the Plan.
REPURCHASE OF SECURITIES
Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.
PROXY VOTING INFORMATION (FORM N-PX)
The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form NPORT-P. Form NPORT-P is available on the SEC’s website at https://www.sec.gov.

Results of Annual Meeting of Shareholders (Unaudited)
The Annual Meeting of Shareholders of Virtus Total Return Fund Inc. was held on May 23, 2022. The meeting was held for purposes of electing four (4) nominees to the Board of Directors for a three-year term, or until a successor has been duly elected and qualified. The results were as follows:
Election of Directors	Votes For	Votes Withheld
George R. Aylward	29,669,421.569	981,734.642
F. Ford Drummond	29,572,938.103	1,078,218.108
John R. Mallin	29,619,382.274	1,031,773.937
Philip R. McLoughlin	29,616,056.279	1,035,099.932
Based on the foregoing, George R. Aylward, F. Ford Drummond, John R. Mallin and Philip R. McLoughlin were re-elected to the Board of Directors. The Fund’s other Directors who continued in office are Donald C. Burke, Sarah E. Cogan, Deborah A. DeCotis, Sidney E. Harris, Connie D. McDaniel, Geraldine M. McNamara, R. Keith Walton, and Brian T. Zino.

VIRTUS TOTAL RETURN FUND INC.
101 Munson Street
Greenfield, MA 01301-9668
Board of Directors
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President and Chief Executive Officer
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Transfer Agent
Computershare Trust Company, N.A.
P.O. Box 505005
Louisville, KY 40233-5005
Fund Counsel
Sullivan & Worcester LLP
1666 K Street, NW
7th Floor
Washington, DC 20006
How to Contact Us
Shareholder Services	1-866-270-7788
Website	www.Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-866-270-7788.

Virtus Total Return Fund Inc.
c/o Computershare Investor Services
P.O. Box 505005
Louisville, KY 40233-5005
For more information about
Virtus Closed-End Funds, please
contact us at 1-866-270-7788
or closedendfunds@virtus.com
or visit Virtus.com.
8524	07-22

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Response not required for semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Response not required for semi-annual report.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
December 2021	0	$0.00	0	2,654,033
January 2022	0	$0.00	0	2,654,033
February 2022	0	$0.00	0	2,654,033
March 2022	0	$0.00	0	2,654,033
April 2022	0	$0.00	0	2,654,033
May 2022	0	$0.00	0	2,654,033
Total	0	$0.00	0	2,654,033

a.	The date each plan or program was announced: 3/13/12 and expanded 9/19/12 and 2/10/14
b.	The dollar amount (or share or unit amount) approved: 6,884,886 shares
c.	The expiration date (if any) of each plan or program: None
d.	Each plan or program that has expired during the period covered by the table: None
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. None

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(c)

Copies of the Registrant’s notices to shareholders pursuant to Rule 19a-1 under the 1940 Act which accompanied distributions paid for the period ended May  31, 2022 pursuant to the Registrant’s Managed Distribution Plan are filed herewith as required by the terms of the Registrant’s exemptive order issued on November 17, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Total Return Fund Inc.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer (principal executive officer)

Date August 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer (principal executive officer)

Date August 5, 2022

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer (principal financial officer)

Date August 5, 2022

* Print the name and title of each signing officer under his or her signature.